Restructuring Charges	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring Charges
20.	Restructuring Charges

During 2015, the Company recorded restructuring charges of $14.0 million ($9.8 million – 2014, $6.9 million - 2013).

The restructuring charges in 2015 relate to the termination of the employment of certain seafarers upon the expiration of a time-charter-out contract, the reorganization of the Company’s marine operations and corporate services, and the change in crew on a vessel as requested by a charterer. The actual restructuring charges relating to the termination of the employment of certain seafarers upon the expiration of a time-charter-out contract and the change in crew on a vessel as requested by a charterer in the amount of $8.4 million were fully reimbursed to the Company by the charterers and the net reimbursement is included in voyage revenues.

The restructuring charges in 2014 relate to the termination of the employment of certain seafarers upon the re-delivery of an in-chartered conventional tanker in December 2014 and upon the sale of a vessel under capital lease to a third party in August 2014, and the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014, partially offset by an adjustment to the accrual for costs related to the reorganization of the Company’s marine operations.

The restructuring charges in 2013 relates to the termination of the employment of certain seafarers from the sale of two vessels and the reflagging of one shuttle tanker and to the reorganization of the Company’s marine operations and certain of its commercial and administrative functions. The purpose of this restructuring was to create better alignment between certain of the Company’s business units and its three publicly-listed subsidiaries, as well as a lower cost organization. The Company does not expect to incur further restructuring charges associated with this reorganization.

At December 31, 2015 and 2014 $3.2 million and $9.0 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets.